Related Party Transactions (Tables)	6 Months Ended
Jun. 30, 2022
Related Party Transactions [Abstract]
Schedule of Related Party Transactions
For the three and six months ended June 30, 2022 and 2021, the management services revenues and bareboat revenues from our related parties consisted of the following:

	Three months ended June 30, 2022	Three months ended June 30, 2021	Six months ended June 30, 2022	Six months ended June 30, 2021
(In $ millions)
Management Services Revenue - Perfomex	—	1.9	—	4.1
Management Services Revenue - Perfomex II	—	1.2	—	2.3
Bareboat Revenue - Perfomex	9.5	2.2	20.2	(1.6)
Bareboat Revenue - Perfomex II	8.1	0.1	16.1	1.6
Total	17.6	5.4	36.3	6.4
For the three and six months ended June 30, 2022 and 2021 funding provided to and (received from) our joint ventures consisted of the following:

	Three months ended June 30, 2022	Three months ended June 30, 2021	Six months ended June 30, 2022	Six months ended June 30, 2021
(In $ millions)
Perfomex	—	0.8	—	(2.5)
Perfomex II	—	0.8	—	1.0
Total	—	1.6	—	(1.5)
Receivables: The balances with the joint ventures as of June 30, 2022 and December 31, 2021 consisted of the following:

	June 30, 2022	December 31, 2021
(In $ millions)
Perfomex	40.7	40.8
Perfomex II	26.4	7.8
Total	67.1	48.6
Expenses: The transactions with other related parties for the three months ended June 30, 2022 and 2021 consisted of the following:

	Three months ended June 30, 2022	Three months ended June 30, 2021	Six months ended June 30, 2022	Six months ended June 30, 2021
(In $ millions)
Magni Partners Limited (1)	(0.1)	—	(0.5)	(0.4)

(1) Magni Partners Limited ("Magni") is party to a Corporate Services Agreement with the Company pursuant to which it provides strategic advice and assists in sourcing investment opportunities, financing and other such services as the Company wishes to engage, at the Company's option. There is both a fixed and variable element of the agreement, with the fixed cost element representing Magni's fixed costs and any variable element being at the Company's discretion. Mr. Tor Olav Trøim, the Chairman of our Board, is the sole owner of Magni.